Segment Information - Additional Information (Details) - Segment		12 Months Ended
	Aug. 05, 2019	Dec. 31, 2021
Segment Reporting Information [Line Items]
Number of operating segments	1	2
Number of operating segments met quantitative threshold percentage		10.00%
Number of reportable segments		2
Product Concentration Risk | Revenue Benchmark | Overseas Art Study Services and Other Educational Services | Maximum
Segment Reporting Information [Line Items]
Percentage of net revenue		75.00%